DaVita Inc. stock-based compensation and shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Status of Awards Under Stock-Based Compensation Plans and Agreements

A combined summary of the status of awards under the Company’s stock-based compensation plans, including base shares for stock-settled stock appreciation rights and shares subject to stock option and stock unit awards, is as follows:

	Year ended December 31, 2011
	Stock appreciation rights and stock options			Stock units
	Awards	Weighted average exercise price	Weighted average remaining contractual life	Awards	Weighted average remaining contractual life
Outstanding at beginning of year	11,013,487	$51.94		501,564
Granted	2,707,500	82.17		150,246
Exercised	(3,032,329)	51.46		(78,106)
Cancelled	(483,094)	59.59		(60,596)

Outstanding at end of period	10,205,564	$59.74	2.6	513,108	1.5

Awards exercisable at end of period	4,348,803	$50.62	1.7	3,446	0.6

Weighted-average fair value of awards granted during 2011	$21.93			$85.28

Weighted-average fair value of awards granted during 2010	$15.87			$62.85

Weighted-average fair value of awards granted during 2009	$12.08			$54.31

Summary of Range of Exercise Prices

Range of exercise prices	Awards outstanding	Weighted average exercise price	Awards exercisable	Weighted average exercise price
$ 0.00–$ 0.01	513,108	$—	3,446	$—
$40.01–$50.00	3,856,250	45.69	2,254,496	45.54
$50.01–$60.00	1,868,878	52.43	1,453,292	52.47
$60.01–$70.00	1,993,936	64.40	621,015	64.04
$70.01–$80.00	397,500	74.20	20,000	72.52
$80.01–$90.00	2,089,000	85.01	—	—

Total	10,718,672	$56.88	4,352,249	$50.58

Summary of Weighted Average Valuation Inputs

A summary of the weighted average valuation inputs described above used for estimating the grant-date fair value of stock options and stock-settled stock appreciation rights granted in the periods indicated is as follows:

	Year ended December 31,
	2011	2010	2009
Expected term	4.2 years	3.5 years	3.5 years
Expected volatility	30%	30%	32%
Expected dividend yield	0.0%	0.0%	0.0%
Risk-free interest rate	1.6%	1.7%	1.8%

Effects of Changes in DaVita Inc's Ownership Interest on Company's Equity

The effects of changes in DaVita Inc.’s ownership interest on the Company’s equity are as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Net income attributable to DaVita Inc.	$478,001	$405,683	$422,684

Decrease in paid-in capital for sales of noncontrolling interest in several joint ventures	(1,299)	(298)	(529)
Decrease in paid-in capital for the purchase of a noncontrolling interest in several joint ventures	(9,486)	(5,537)	(3,721)

Net transfer to noncontrolling interests	(10,785)	(5,835)	(4,250)

Change from net income attributable to DaVita Inc. and transfers to noncontrolling interests	$467,216	$399,848	$418,434